1-7182

CEB/Tamx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05075003

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

December 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Merrill Lynch & Co., Inc. (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

8% Monthly Strategic Return Notes
Linked to the CBOE S&P 500 BuyWrite Index

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas